ACCRUED EXPENSES (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
ACCRUED EXPENSES
Professional consulting services	$ 212,231	$ 199,507	$ 293,395
Franchise taxes	0	392,639	0
Employee benefits	48,323	109,137	0
Other	144,527	165,052	204,733
Accrued expenses	$ 405,081	$ 866,335	$ 498,128